SUPPLEMENT TO THE ADMINISTRATOR CLASS PROSPECTUS OF WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (the "Funds")

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Target Today	0.65%	Target 2025	0.70%	Target 2045	0.72%
Target 2010	0.67%	Target 2030	0.71%	Target 2050	0.72%
Target 2015	0.68%	Target 2035	0.72%	Target 2055	0.72%
Target 2020	0.70%	Target 2040	0.72%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target Today Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Target Today	0.65%	Target 2025	0.70%	Target 2045	0.72%
Target 2010	0.67%	Target 2030	0.71%	Target 2050	0.72%
Target 2015	0.68%	Target 2035	0.72%	Target 2055	0.72%
Target 2020	0.70%	Target 2040	0.72%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2010 Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Target Today	0.65%	Target 2025	0.70%	Target 2045	0.72%
Target 2010	0.67%	Target 2030	0.71%	Target 2050	0.72%
Target 2015	0.68%	Target 2035	0.72%	Target 2055	0.72%
Target 2020	0.70%	Target 2040	0.72%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2015 Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Target Today	0.65%	Target 2025	0.70%	Target 2045	0.72%
Target 2010	0.67%	Target 2030	0.71%	Target 2050	0.72%
Target 2015	0.68%	Target 2035	0.72%	Target 2055	0.72%
Target 2020	0.70%	Target 2040	0.72%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2020 Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Target Today	0.65%	Target 2025	0.70%	Target 2045	0.72%
Target 2010	0.67%	Target 2030	0.71%	Target 2050	0.72%
Target 2015	0.68%	Target 2035	0.72%	Target 2055	0.72%
Target 2020	0.70%	Target 2040	0.72%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2025 Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Target Today	0.65%	Target 2025	0.70%	Target 2045	0.72%
Target 2010	0.67%	Target 2030	0.71%	Target 2050	0.72%
Target 2015	0.68%	Target 2035	0.72%	Target 2055	0.72%
Target 2020	0.70%	Target 2040	0.72%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2030 Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Target Today	0.65%	Target 2025	0.70%	Target 2045	0.72%
Target 2010	0.67%	Target 2030	0.71%	Target 2050	0.72%
Target 2015	0.68%	Target 2035	0.72%	Target 2055	0.72%
Target 2020	0.70%	Target 2040	0.72%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2035 Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Target Today	0.65%	Target 2025	0.70%	Target 2045	0.72%
Target 2010	0.67%	Target 2030	0.71%	Target 2050	0.72%
Target 2015	0.68%	Target 2035	0.72%	Target 2055	0.72%
Target 2020	0.70%	Target 2040	0.72%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2040 Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Target Today	0.65%	Target 2025	0.70%	Target 2045	0.72%
Target 2010	0.67%	Target 2030	0.71%	Target 2050	0.72%
Target 2015	0.68%	Target 2035	0.72%	Target 2055	0.72%
Target 2020	0.70%	Target 2040	0.72%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2045 Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Target Today	0.65%	Target 2025	0.70%	Target 2045	0.72%
Target 2010	0.67%	Target 2030	0.71%	Target 2050	0.72%
Target 2015	0.68%	Target 2035	0.72%	Target 2055	0.72%
Target 2020	0.70%	Target 2040	0.72%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2050 Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Target Today	0.65%	Target 2025	0.70%	Target 2045	0.72%
Target 2010	0.67%	Target 2030	0.71%	Target 2050	0.72%
Target 2015	0.68%	Target 2035	0.72%	Target 2055	0.72%
Target 2020	0.70%	Target 2040	0.72%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2055 Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Target Today	0.65%	Target 2025	0.70%	Target 2045	0.72%
Target 2010	0.67%	Target 2030	0.71%	Target 2050	0.72%
Target 2015	0.68%	Target 2035	0.72%	Target 2055	0.72%
Target 2020	0.70%	Target 2040	0.72%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.